EATON VANCE MUTUAL FUNDS TRUST
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260



                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectus and statement of additional information dated August 1, 1999 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 53 ("Amendment No. 53") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 53 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-99-000488) on July 28, 1999:


                          Eaton Vance High Income Fund


                              EATON VANCE MUTUAL FUNDS TRUST






                              By:  /s/ Eric G. Woodbury
                                   ---------------------------------------
                                   Eric G. Woodbury, Assistant Secretary



Date:  August 3, 1999